LEASES – AS A LESSEE	12 Months Ended
Dec. 31, 2024
Leases As Lessee
LEASES – AS A LESSEE

NOTE 9 – LEASES – AS A LESSEE

The Company has entered into operating leases for offices, land and sublease purpose, with terms ranging from two to twenty-five years, and finance leases for certain office equipment and vehicles, with terms ranging from two to seven years. The estimated effect of lease renewal and termination options, as applicable, that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right-of-use assets and lease liabilities was included in the consolidated financial statements.

Operating lease expenses for lease payments are recognized on a straight-line basis over the lease term. Finance lease costs include amortization, which is recognized on a straight-line basis over the expected life of the leased assets, and interest expenses, which are recognized following an effective interest rate method. Leases with initial term of twelve months or less are not recorded on the consolidated balance sheets.

During the years ended December 31, 2024 and 2023, the Company entered into certain sale-leaseback transactions. For the year ended December 31, 2024, the Company sold real estate properties at fair value for cash proceeds of JPY571,644. For the year ended December 31, 2023, the Company sold real estate properties and containers for cash proceeds of JPY759,688 with the estimated fair value of the assets sold amounting to JPY784,676, which resulted in the recognition of a gain of JPY24,988 as an increase in the related operating lease right-of-use assets in connection with these sale-leaseback transactions.

For information on sale-leaseback transactions with related party, see Note 18.

The components of lease costs are as follows:

	For the Years Ended
	December 31,
	2024	2023	2022
Finance lease costs
Amortization of finance lease right-of-use assets	5,117	5,184	4,313
Interest on finance lease liabilities	198	193	175
Total finance lease costs	5,315	5,377	4,488
Operating lease costs	623,497	584,103	569,778
Short-term lease costs	-	-	1,532
Total lease costs	628,812	589,480	575,798

The following table presents supplemental information related to the Company’s leases:

	For the Years Ended
	December 31,
	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	198	193	175
Operating cash flows from operating leases	542,559	527,392	480,685
Financing cash flows from finance leases	5,075	5,157	4,160
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	395,885	357,020	508,790
Finance lease right-of-use assets obtained in exchange for finance lease liabilities	8,822	6,720	8,373
Remeasurement of operating lease liabilities and right-of-use assets due to lease modification	144,894	3,035	92,739

Weighted average remaining lease term (years)
Finance leases	3.58	3.43	3.03
Operating leases	7.08	7.70	8.54

Weighted average discount rate (per annum)
Finance leases	1.57%	1.57%	1.57%
Operating leases	1.57%	1.57%	1.57%

As of December 31, 2024, the future maturity of lease liabilities is as follows:

Years Ended December 31,	Finance Lease	Operating Lease
2025	5,622	520,485
2026	4,771	437,372
2027	3,358	335,273
2028	2,461	332,316
2029	1,512	262,950
Thereafter	-	707,604
Total undiscounted lease payments	17,724	2,596,000
Less: imputed interest	(516)	(147,395)
Present value of lease liabilities	17,208	2,448,605
Less: lease liabilities, current	(5,393)	(479,871)
Lease liabilities, non-current	11,815	1,968,734